UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24023

REX ETF Trust
(Exact name of registrant as specified in charter)

777 Brickell Avenue Suite 500

Miami, FL 33131
(Address of principal executive offices) (Zip code)

Greg King

777 Brickell Avenue Suite 500

Miami, FL 33131
(Name and address of agent for service)

(203) 654-7008

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

REX COIN Growth & Income ETF
COII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Rex COIN Growth & Income ETF for the period of June 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/coii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex COIN Growth & Income ETF	$85	1.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund decreased -26.34%, while its global benchmark, the S&P 500 Total Return Index, returned 15.48%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Coinbase Global, Inc. (COIN) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Coinbase Global, Inc. (COIN) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Coinbase Global, Inc. (COIN) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Coinbase Global, Inc. (COIN) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Coinbase Global, Inc. (COIN) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rex COIN Growth & Income ETF	PAGE 1	TSR-AR-761562107

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex COIN Growth & Income ETF (At NAV)	-26.34
S&P 500 TR	15.48
Visit https://www.rexshares.com/coii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,646,297
Number of Holdings	5
Net Advisory Fee	$44,753
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	103.4%
First American Government Obligations Fund	3.6%
Coinbase Global, Inc.	-7.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/coii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex COIN Growth & Income ETF	PAGE 2	TSR-AR-761562107

REX CRWV Growth & Income ETF
CWII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX CRWV Growth & Income ETF for the period of November 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/cwii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX CRWV Growth & Income ETF	$21	1.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -47.43%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to CoreWeave, Inc. (CRWV) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of CoreWeave, Inc. (CRWV) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in CoreWeave, Inc. (CRWV) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to CoreWeave, Inc. (CRWV) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in CoreWeave, Inc. (CRWV) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX CRWV Growth & Income ETF	PAGE 1	TSR-AR-761562701

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX CRWV Growth & Income ETF (At NAV)	-47.43
S&P 500 TR	0.13
Visit https://www.rexshares.com/cwii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$622,338
Number of Holdings	5
Net Advisory Fee	$999
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	116.3%
CoreWeave, Inc.	8.9%
First American Government Obligations Fund	3.0%
Coreweave, Inc.	-30.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/cwii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX CRWV Growth & Income ETF	PAGE 2	TSR-AR-761562701

REX Drone ETF
DRNZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market, LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX Drone ETF for the period of October 28, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/drnz/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX Drone ETF	$11	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund decreased -11.59%, while its global benchmark, the S&P 500 Total Return Index, returned -0.42%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks targeted exposure to companies that are engaged in drone and unmanned aerial vehicle (UAV) applications across defense and commercial end markets. Performance was driven by the price movement of companies within the drone and unmanned systems theme, including firms involved in UAV manufacturing, components, software, and related services. Sector performance was influenced by shifts in risk sentiment, defense and aerospace industry dynamics, and the pace of adoption of commercial drone use cases. The Fund’s results also reflected broader equity market conditions affecting technology and industrial companies that participate in drone-related growth.

Top Contributors
↑
• Drone and UAV-related companies that appreciated during the period. • Positive developments in defense/commercial adoption and related industry demand. • Broader equity market tailwinds for relevant technology and industrial holdings.

Top Detractors
↓
• Drone and UAV-related companies that declined during the period. • Market volatility and adverse shifts in risk sentiment impacting thematic equities. • Weakness in technology/industrial sectors relevant to the drone ecosystem.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
REX Drone ETF	PAGE 1	TSR-AR-761562503

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SINCE INCEPTION TOTAL RETURN (%)

Since Inception (10/28/2025)
REX Drone ETF (At NAV)	-12.84
S&P 500 TR	-0.42
Visit https://www.rexshares.com/drnz/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,227,966
Number of Holdings	42
Net Advisory Fee	$9,911
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Ondas Holdings, Inc.	13.1%
AeroVironment, Inc.	11.4%
DroneShield Ltd.	9.4%
EHang Holdings Ltd.	7.4%
Next Vision Stabilized Systems Ltd.	5.6%
Unusual Machines, Inc.	4.6%
Red Cat Holdings, Inc.	4.5%
Elsight Ltd.	4.5%
Volatus Aerospace, Inc.	4.3%
AIRO Group Holdings, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/drnz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX Drone ETF	PAGE 2	TSR-AR-761562503

REX HOOD Growth & Income ETF
HOII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX HOOD Growth & Income ETF for the period of November 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/hoii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX HOOD Growth & Income ETF	$23	1.70%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund underperformed its benchmark, the S&P 500 Total Return Index. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Robinhood Markets, Inc. (HOOD) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Robinhood Markets, Inc. (HOOD) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Robinhood Markets, Inc. (HOOD) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Robinhood Markets, Inc. (HOOD) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Robinhood Markets, Inc. (HOOD) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX HOOD Growth & Income ETF	PAGE 1	TSR-AR-761562883

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX HOOD Growth & Income ETF (At NAV)	-26.47
S&P 500 TR	0.13
Visit https://www.rexshares.com/hoii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,236,268
Number of Holdings	5
Net Advisory Fee	$1,521
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	115.2%
First American Government Obligations Fund	3.5%
Robinhood Markets, Inc.	-24.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/hoii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX HOOD Growth & Income ETF	PAGE 2	TSR-AR-761562883

REX IncomeMaxTM Option Strategy ETF
ULTI (Principal U.S. Listing Exchange: The Nasdaq Stock Market, LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX IncomeMaxTM Option Strategy ETF for the period of October 30, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/ulti/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX IncomeMaxTM Option Strategy ETF	$24	1.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -35.90%, while its global benchmark, the S&P 500 Total Return Index, returned 0.58%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to generate current income through an options-based strategy while maintaining exposure to the equity market. The Fund’s results were influenced by equity market direction and volatility; higher volatility generally increased option premium levels.

Top Contributors
↑	• Income generated from call option premiums. • Equity market exposure during periods of positive performance.

Top Detractors
↓	• Equity market declines during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX IncomeMaxTM Option Strategy ETF	PAGE 1	TSR-AR-761562867

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (10/30/2025)
REX IncomeMaxTM Option Strategy ETF (At NAV)	-35.90
S&P 500 TR	0.58
Visit https://www.rexshares.com/ulti/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$8,475,682
Number of Holdings	98
Net Advisory Fee	$15,644
Portfolio Turnover	1,253%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Reddit, Inc.	5.4%
Intuitive Machines, Inc.	5.3%
AST SpaceMobile, Inc.	5.2%
Sunrun, Inc.	5.2%
Enphase Energy, Inc.	5.0%
Unity Software, Inc.	5.0%
Rocket Lab Corp.	5.0%
IonQ, Inc.	5.0%
Western Digital Corp.	4.9%
Core Scientific, Inc.	4.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/ulti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX IncomeMaxTM Option Strategy ETF	PAGE 2	TSR-AR-761562867

REX LLY Growth & Income ETF
LLII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX LLY Growth & Income ETF for the period of November 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/llii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX LLY Growth & Income ETF	$17	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund gained 20.17%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Eli Lilly and Company (LLY) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Eli Lilly and Company (LLY) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Eli Lilly and Company (LLY) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Eli Lilly and Company (LLY) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Eli Lilly and Company (LLY) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX LLY Growth & Income ETF	PAGE 1	TSR-AR-761562800

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX LLY Growth & Income ETF (At NAV)	20.17
S&P 500 TR	0.13
Visit https://www.rexshares.com/llii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,712,065
Number of Holdings	5
Net Advisory Fee	$2,570
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	83.3%
Eli Lilly & Co.	9.4%
First American Government Obligations Fund	6.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/llii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX LLY Growth & Income ETF	PAGE 2	TSR-AR-761562800

REX MSTR Growth & Income ETF
MSII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Rex MSTR Growth & Income ETF for the period of June 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/msii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex MSTR Growth & Income ETF	$61	1.52%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -61.39%, while it’s global benchmark, the S&P 500 Total Return Index, returned 15.48%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Strategy Inc. (MSTR) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Strategy Inc. (MSTR) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Strategy Inc. (MSTR) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Strategy Inc. (MSTR) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Strategy Inc. (MSTR) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rex MSTR Growth & Income ETF	PAGE 1	TSR-AR-761562206

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex MSTR Growth & Income ETF (At NAV)	-61.39
S&P 500 TR	15.48
Visit https://www.rexshares.com/msii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,927,053
Number of Holdings	5
Net Advisory Fee	$54,923
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	100.4%
First American Government Obligations Fund	4.6%
Strategy, Inc.	-6.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/msii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex MSTR Growth & Income ETF	PAGE 2	TSR-AR-761562206

REX NVDA Growth & Income ETF
NVII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of May 27, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex NVDA Growth & Income ETF	$149	2.02%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund gained 47.00%, while its global benchmark, the S&P 500 Total Return Index, returned 16.46%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to NVIDIA Corporation (NVDA) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of NVIDIA Corporation (NVDA) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in NVIDIA Corporation (NVDA) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to NVIDIA Corporation (NVDA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in NVIDIA Corporation (NVDA) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rex NVDA Growth & Income ETF	PAGE 1	TSR-AR-761562305

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (05/27/2025)
Rex NVDA Growth & Income ETF (At NAV)	47.00
S&P 500 TR	16.46
Visit https://www.rexshares.com/nvii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$76,609,612
Number of Holdings	5
Net Advisory Fee	$200,029
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	91.6%
Nvidia Corp.	7.6%
First American Government Obligations Fund	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/nvii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex NVDA Growth & Income ETF	PAGE 2	TSR-AR-761562305

REX PLTR Growth & Income ETF
PLTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX PLTR Growth & Income ETF for the period of November 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/plti/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX PLTR Growth & Income ETF	$21	1.44%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -16.90%, while its global bench mark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Palantir Technologies Inc. (PLTR) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Palantir Technologies Inc. (PLTR) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Palantir Technologies Inc. (PLTR) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Palantir Technologies Inc. (PLTR) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Palantir Technologies Inc. (PLTR) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX PLTR Growth & Income ETF	PAGE 1	TSR-AR-761562602

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX PLTR Growth & Income ETF (At NAV)	-16.90
S&P 500 TR	0.13
Visit https://www.rexshares.com/plti/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,412,663
Number of Holdings	5
Net Advisory Fee	$2,053
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	95.7%
First American Government Obligations Fund	3.4%
Palantir Technologies, Inc.	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/plti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX PLTR Growth & Income ETF	PAGE 2	TSR-AR-761562602

REX TSLA Growth & Income ETF
TSII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of June 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/tsii/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex TSLA Growth & Income ETF	$148	2.15%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund gained 38.18%, while its global benchmark, the S&P 500 Total Return Index, returned 15.48%
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Tesla, Inc. (TSLA) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Tesla, Inc. (TSLA) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Tesla, Inc. (TSLA) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Tesla, Inc. (TSLA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Tesla, Inc. (TSLA) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rex TSLA Growth & Income ETF	PAGE 1	TSR-AR-761562404

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex TSLA Growth & Income ETF (At NAV)	38.18
S&P 500 TR	15.48
Visit https://www.rexshares.com/tsii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$41,195,550
Number of Holdings	5
Net Advisory Fee	$84,157
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	108.8%
First American Government Obligations Fund	0.6%
Tesla, Inc.	-10.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/tsii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex TSLA Growth & Income ETF	PAGE 2	TSR-AR-761562404

REX WMT Growth & Income ETF
WMTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the REX WMT Growth & Income ETF for the period of November 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/wmti/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX WMT Growth & Income ETF	$24	1.44%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund gained 10.46%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Walmart Inc. (WMT) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Walmart Inc. (WMT) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Walmart Inc. (WMT) adversely affected results and may not be fully by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Walmart Inc. (WMT) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Walmart Inc. (WMT) during portions of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
REX WMT Growth & Income ETF	PAGE 1	TSR-AR-761562875

SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX WMT Growth & Income ETF NAV	10.52
S&P 500 TR	0.13
Visit https://www.rexshares.com/wmti/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,870,107
Number of Holdings	5
Net Advisory Fee	$1,819
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	94.7%
First American Government Obligations Fund	2.1%
Walmart, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/wmti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX WMT Growth & Income ETF	PAGE 2	TSR-AR-761562875

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant at 1-800-617-0004.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard Shorten is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$139,500	$ N/A
(b) Audit-Related Fees	$0	$ N/A
(c) Tax Fees	$36,300	$ N/A
(d) All Other Fees	$0	$ N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	N/A
Registrant’s Investment Adviser	$0	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Richard Shorten and Jason Lu.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
REX ETF TRUST
REX COIN Growth & Income ETF
REX CRWV Growth & Income ETF
REX Drone ETF
REX HOOD Growth & Income ETF
REX IncomeMax™ Option Strategy ETF
REX LLY Growth & Income ETF
REX MSTR Growth & Income ETF
REX NVDA Growth & Income ETF
REX PLTR Growth & Income ETF
REX TSLA Growth & Income ETF
REX WMT Growth & Income ETF
Financial Statements
December 31, 2025

REX COIN GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.3%(a)
Call Options - 2.3%
Coinbase Global, Inc., Expiration: 01/16/2026; Exercise Price: $239.20(b)(c)(d)	$5,653,500	250	$107,392
TOTAL PURCHASED OPTIONS (Cost $382,378)			107,392

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 103.4%
3.63%, 01/13/2026(e)(f)	$4,808,000	4,802,860
TOTAL U.S. TREASURY BILLS (Cost $4,802,206)		4,802,860

	Shares
MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.67%(g)	168,093	168,093
TOTAL MONEY MARKET FUNDS (Cost $168,093)		168,093
TOTAL INVESTMENTS - 109.3% (Cost $5,352,677)		$5,078,345
Liabilities in Excess of Other Assets - (9.3)%		(432,048)
TOTAL NET ASSETS - 100.0%		$4,646,297

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $4,802,860.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Rex COIN Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.2)%
Call Options - (1.2)%
Coinbase Global, Inc., Expiration: 01/09/2026; Exercise Price: $230.66(a)(b)	$(2,826,750)	(125)	$(52,875)
Put Options - (9.0)%
Coinbase Global, Inc., Expiration: 01/16/2026; Exercise Price: $239.20(a)(b)	(5,653,500)	(250)	(419,030)
TOTAL WRITTEN OPTIONS (Premiums received $402,057)			$(471,905)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

REX CRWV Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.9%(a)
Call Options - 8.9%
CoreWeave, Inc., Expiration: 02/20/2026; Exercise Price: $82.50(b)(c)(d)	$787,710	110	$55,550
TOTAL PURCHASED OPTIONS (Cost $163,462)			55,550

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 116.3%
3.76%, 01/15/2026(e)(f)	$724,000	723,076
TOTAL U.S. TREASURY BILLS (Cost $722,946)		723,076

	Shares
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class X, 3.67%(g)	18,919	18,919
TOTAL MONEY MARKET FUNDS (Cost $18,919)		18,919
TOTAL INVESTMENTS - 128.2% (Cost $905,327)		$797,545
Liabilities in Excess of Other Assets - (28.2)%		(175,207)
TOTAL NET ASSETS - 100.0%		$622,338

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $723,076.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

REX CRWV Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (30.2)%
Call Options - (2.4)%
Coreweave, Inc., Expiration: 01/09/2026; Exercise Price: $73.00(a)(b)	$(393,855)	(55)	$(15,015)
Put Options - (27.8)%
Coreweave, Inc., Expiration: 02/20/2026; Exercise Price: $82.50(a)(b)	(787,710)	(110)	(172,757)
TOTAL WRITTEN OPTIONS (Premiums received $142,447)			$(187,772)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

REX Drone ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 16.9%
AIRO Group Holdings, Inc.(a)	100,726	$823,939
BAE Systems PLC	5,006	115,409
Cohort PLC	9,528	116,237
Dassault Aviation SA	362	116,407
DroneShield Ltd.(a)	1,015,412	2,085,549
Leonardo SpA	1,987	114,722
Rheinmetall AG	77	141,166
Saab AB	2,004	116,864
Thales SA	430	116,052
		3,746,345
Aircraft Engine and Engine Parts Manufacturing - 2.8%
Honeywell International, Inc.	1,057	206,210
RTX Corp.	2,231	409,166
		615,376
Aircraft Manufacturing - 13.7%
AeroVironment, Inc.(a)	10,482	2,535,491
Boeing Co.(a)	1,302	282,690
Embraer SA - ADR	1,792	115,351
Textron, Inc.	1,274	111,055
		3,044,587
Commercial Support Services - 5.9%
Elsight Ltd.(a)	483,343	992,736
Terra Drone Corp.(a)	24,700	328,083
		1,320,819
Electrical Apparatus and Equipment, Wiring Supplies, and Related Equipment Merchant Wholesalers - 0.5%
Amprius Technologies, Inc.(a)	13,564	107,020
Electrical Equipment - 1.5%
Parrot SA(a)	38,094	331,073
Guided Missile and Space Vehicle Manufacturing - 0.8%
Lockheed Martin Corp.	385	186,213
Machinery - 1.7%
Liberaware Co. Ltd.(a)	47,300	375,394
Offices of Other Holding Companies - 7.4%
EHang Holdings Ltd. - ADR(a)	125,388	1,652,614
Other Aircraft Parts and Auxiliary Equipment Manufacturing - 0.6%
TransDigm Group, Inc.	93	123,676

	Shares	Value
Other Aluminum Rolling, Drawing, and Extruding - 0.6%
Howmet Aerospace, Inc.	663	$135,928
Other Electronic Component Manufacturing - 0.5%
Teledyne Technologies, Inc.(a)	223	113,893
Printed Circuit Assembly (Electronic Assembly) Manufacturing - 0.5%
Mercury Systems, Inc.(a)	1,549	113,093
Radio and Television Broadcasting and Wireless Communications Equipment Manufacturing - 18.2%
Kratos Defense & Security Solutions, Inc.(a)	1,447	109,842
Ondas Holdings, Inc.(a)	299,313	2,921,295
Unusual Machines, Inc.(a)	79,674	1,015,046
		4,046,183
Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 5.3%
Draganfly, Inc.(a)	117,711	813,383
Elbit Systems Ltd.	199	114,964
L3Harris Technologies, Inc.	389	114,199
Northrop Grumman Corp.	238	135,710
		1,178,256
Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 0.5%
Axon Enterprise, Inc.(a)	196	111,314
Software Publishers - 8.8%
Palantir Technologies, Inc. - Class A(a)	3,631	645,410
Red Cat Holdings, Inc.(a)	127,287	1,009,386
ZenaTech, Inc.(a)	95,223	304,714
		1,959,510
Technology Hardware - 7.3%
ACSL Ltd.(a)	63,300	363,860
Next Vision Stabilized Systems Ltd.	18,973	1,249,548
		1,613,408
Transportation & Logistics - 4.3%
Volatus Aerospace, Inc.(a)	2,372,248	951,841
Turbine and Turbine Generator Set Units Manufacturing - 2.4%
General Electric Co.	1,752	539,669
TOTAL COMMON STOCKS (Cost $21,458,676)		22,266,212

The accompanying notes are an integral part of these financial statements.

5

REX Drone ETF
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67%(b)	41,971	$41,971
TOTAL MONEY MARKET FUNDS (Cost $41,971)		41,971
TOTAL INVESTMENTS - 100.4% (Cost $21,500,647)		$22,308,183
Liabilities in Excess of Other Assets - (0.4)%		(80,217)
TOTAL NET ASSETS - 100.0%		$22,227,966

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

REX HOOD Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.5%(a)
Call Options - 3.5%
Robinhood Markets, Inc., Expiration: 02/20/2026; Exercise Price: $135.00(b)(c)(d)	$1,515,540	134	$43,550
TOTAL PURCHASED OPTIONS (Cost $200,956)			43,550

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 115.2%
3.70%, 01/15/2026(e)(f)	$1,426,000	1,424,180
TOTAL U.S. TREASURY BILLS (Cost $1,423,956)		1,424,180

	Shares
MONEY MARKET FUNDS - 3.5%
First American Government Obligations Fund - Class X, 3.67%(g)	43,371	43,371
TOTAL MONEY MARKET FUNDS (Cost $43,371)		43,371
TOTAL INVESTMENTS - 122.2% (Cost $1,668,283)		$1,511,101
Liabilities in Excess of Other Assets - (22.2)%		(274,833)
TOTAL NET ASSETS - 100.0%		$1,236,268

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $1,424,180.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

REX HOOD Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (27.7)%
Call Options - (1.4)%
Robinhood Markets, Inc., Expiration: 01/09/2026; Exercise Price: $116.00(a)(b)	$(757,770)	(67)	$(16,683)
Put Options - (26.3)%
Robinhood Markets, Inc., Expiration: 02/20/2026; Exercise Price: $135.00(a)(b)	(1,515,540)	(134)	(325,588)
TOTAL WRITTEN OPTIONS (Premiums received $235,788)			$(342,271)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

REX IncomeMax™ Option Strategy ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Construction - 5.2%
Sunrun, Inc.(a)	24,000	$441,600
Finance and Insurance - 9.9%
IonQ, Inc.(a)(b)	9,400	421,778
Oklo, Inc.(a)	5,800	416,208
		837,986
Information - 20.3%
AST SpaceMobile, Inc.(a)	6,100	443,043
Core Scientific, Inc.(a)	28,400	413,504
Reddit, Inc. - Class A(a)	2,000	459,740
Riot Platforms, Inc.(a)	31,800	402,906
		1,719,193
Management of Companies and Enterprises - 4.8%
Rivian Automotive, Inc. - Class A(a)	20,800	409,968
Manufacturing - 39.9%(c)
Bloom Energy Corp. - Class A(a)	4,800	417,072
Enphase Energy, Inc.(a)(b)	13,200	423,060
Intuitive Machines, Inc.(a)	27,900	452,817
Joby Aviation, Inc.(a)	30,900	407,880
Rocket Lab Corp.(a)	6,100	425,536
Sandisk Corp.(a)	1,800	427,284
Viking Therapeutics, Inc.(a)(b)	11,800	415,124
Western Digital Corp.	2,400	413,448
		3,382,221
Mining, Quarrying, and Oil and Gas Extraction - 14.5%
Coeur Mining, Inc.(a)	22,700	404,741
Hecla Mining Co.	21,700	416,423
Uranium Energy Corp.(a)	35,500	414,640
		1,235,804
Professional, Scientific, and Technical Services - 5.0%
Unity Software, Inc.(a)	9,600	424,032
TOTAL COMMON STOCKS (Cost $8,676,100)		8,450,804

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.9%(a)
Call Options - 0.2%(d)(e)
AST SpaceMobile, Inc., Expiration: 01/02/2026; Exercise Price: $79.00	$443,043	61	1,281

	Notional Amount	Contracts	Value
Bloom Energy Corp., S Expiration: 01/02/2026; Exercise Price: $98.00	$417,072	48	$384
Coeur Mining, Inc., Expiration: 01/02/2026; Exercise Price: $20.50	404,741	227	681
Core Scientific, Inc., Expiration: 01/02/2026; Exercise Price: $16.50	413,504	284	3,408
Enphase Energy, Inc., Expiration: 01/02/2026; Exercise Price: $35.00	423,060	132	396
Hecla Mining Co., Expiration: 01/02/2026; Exercise Price: $22.00	416,423	217	217
Intuitive Machines, Inc., Expiration: 01/02/2026; Exercise Price: $17.00	452,817	279	5,580
IonQ, Inc., Expiration: 01/02/2026; Exercise Price: $50.00	421,778	94	658
Joby Aviation, Inc., Expiration: 01/02/2026; Exercise Price: $15.00	407,880	309	927
Oklo, Inc., Expiration: 01/02/2026; Exercise Price: $83.00	416,208	58	174
Reddit, Inc., Expiration: 01/02/2026; Exercise Price: $237.50	459,740	20	1,160
Riot Platforms, Inc., Expiration: 01/02/2026; Exercise Price: $14.50	402,906	318	318
Rivian Automotive, Inc., Expiration: 01/02/2026; Exercise Price: $22.50	409,968	208	208
Rocket Lab Corp., Expiration: 01/02/2026; Exercise Price: $78.00	425,536	61	305
Sandisk Corp., Expiration: 01/02/2026; Exercise Price: $270.00	427,284	18	90
Sunrun, Inc., Expiration: 01/02/2026; Exercise Price: $22.00	391,920	213	1,704
Unity Software, Inc., Expiration: 01/02/2026; Exercise Price: $48.00	424,032	96	384
Uranium Energy Corp., Expiration: 01/02/2026; Exercise Price: $13.00	414,640	355	1,065
Viking Therapeutics, Inc., Expiration: 01/02/2026; Exercise Price: $39.50	415,124	118	472

The accompanying notes are an integral part of these financial statements.

9

REX IncomeMax™ Option Strategy ETF
Schedule of Investments
December 31, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - (Continued)
Call Options - (Continued)
Western Digital Corp., Expiration: 01/02/2026; Exercise Price: $190.00	$413,448	24	$144
Total Call Options			19,556
Put Options - 0.7%(d)(e)
AST SpaceMobile, Inc., Expiration: 01/02/2026; Exercise Price: $65.00	443,043	61	305
Bloom Energy Corp., Expiration: 01/02/2026; Exercise Price: $82.00	417,072	48	1,488
Coeur Mining, Inc., Expiration: 01/02/2026; Exercise Price: $17.50	404,741	227	2,724
Core Scientific, Inc., Expiration: 01/02/2026; Exercise Price: $14.00	827,008	568	4,544
Enphase Energy, Inc., Expiration: 01/02/2026; Exercise Price: $31.50	423,060	132	1,716
Hecla Mining Co., Expiration: 01/02/2026; Exercise Price: $18.50	416,423	217	1,953
Intuitive Machines, Inc., Expiration: 01/02/2026; Exercise Price: $14.00	452,817	279	558
IonQ, Inc., Expiration: 01/02/2026; Exercise Price: $43.00	421,778	94	1,598
Joby Aviation, Inc., Expiration: 01/02/2026; Exercise Price: $13.00	407,880	309	3,708
Oklo, Inc., Expiration: 01/02/2026; Exercise Price: $69.00	832,416	116	4,640
Reddit, Inc., Expiration: 01/02/2026; Exercise Price: $212.50	459,740	20	200
Riot Platforms, Inc., Expiration: 01/02/2026; Exercise Price: $12.50	402,906	318	3,816
Rivian Automotive, Inc., Expiration: 01/02/2026; Exercise Price: $18.50	819,936	416	1,248
Rocket Lab Corp., Expiration: 01/02/2026; Exercise Price: $66.00	425,536	61	1,342
Sandisk Corp., Expiration: 01/02/2026; Exercise Price: $230.00	427,284	18	1,980
Sunrun, Inc., Expiration: 01/02/2026; Exercise Price: $18.50	783,840	426	14,058

	Notional Amount	Contracts	Value
Unity Software, Inc., Expiration: 01/02/2026; Exercise Price: $43.00	$424,032	96	$1,920
Uranium Energy Corp., Expiration: 01/02/2026; Exercise Price: $11.00	414,640	355	1,065
Viking Therapeutics, Inc., Expiration: 01/02/2026; Exercise Price: $34.50	415,124	118	2,950
Western Digital Corp., Expiration: 01/02/2026; Exercise Price: $170.00	413,448	24	3,216
Total Put Options			55,029
TOTAL PURCHASED OPTIONS (Cost $190,331)			74,585
TOTAL INVESTMENTS - 100.5% (Cost $8,866,431)			$8,525,389
Liabilities in Excess of Other Assets - (0.6)%			(49,707)
TOTAL NET ASSETS - 100.0%			$8,475,682

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $1,205,194.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	100 shares per contract.
(e)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

10

REX IncomeMax™ Option Strategy ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%(a)(b)
Call Options - (0.9)%
AST SpaceMobile, Inc., Expiration: 01/02/2026; Exercise Price: $72.00	$(443,043)	(61)	$(11,712)
Bloom Energy Corp., Expiration: 01/02/2026; Exercise Price: $90.00	(417,072)	(48)	(3,456)
Coeur Mining, Inc., Expiration: 01/02/2026; Exercise Price: $19.00	(404,741)	(227)	(1,362)
Core Scientific, Inc., Expiration: 01/02/2026; Exercise Price: $15.50	(413,504)	(284)	(1,704)
Enphase Energy, Inc., Expiration: 01/02/2026; Exercise Price: $33.00	(423,060)	(132)	(924)
Hecla Mining Co., Expiration: 01/02/2026; Exercise Price: $20.00	(416,423)	(217)	(2,387)
Intuitive Machines, Inc., Expiration: 01/02/2026; Exercise Price: $15.50	(452,817)	(279)	(23,994)
IonQ, Inc., Expiration: 01/02/2026; Exercise Price: $46.50	(421,778)	(94)	(2,914)
Joby Aviation, Inc., Expiration: 01/02/2026; Exercise Price: $14.00	(407,880)	(309)	(618)
Oklo, Inc., Expiration: 01/02/2026; Exercise Price: $77.00	(416,208)	(58)	(464)
Reddit, Inc., Expiration: 01/02/2026; Exercise Price: $225.00	(459,740)	(20)	(12,220)
Riot Platforms, Inc., Expiration: 01/02/2026; Exercise Price: $13.50	(402,906)	(318)	(954)
Rocket Lab Corp., Expiration: 01/02/2026; Exercise Price: $72.00	(425,536)	(61)	(3,172)
Sandisk Corp., Expiration: 01/02/2026; Exercise Price: $250.00	(427,284)	(18)	(756)
Unity Software, Inc., Expiration: 01/02/2026; Exercise Price: $45.50	(424,032)	(96)	(2,496)
Uranium Energy Corp., Expiration: 01/02/2026; Exercise Price: $12.00	(414,640)	(355)	(3,195)
Viking Therapeutics, Inc., Expiration: 01/02/2026; Exercise Price: $37.00	(415,124)	(118)	(2,360)
Western Digital Corp., Expiration: 01/02/2026; Exercise Price: $180.00	(413,448)	(24)	(576)
Total Call Options			(75,264)
Put Options - (4.6)%
AST SpaceMobile, Inc., Expiration: 01/02/2026; Exercise Price: $72.00	(443,043)	(61)	(7,930)
Bloom Energy Corp., Expiration: 01/02/2026; Exercise Price: $90.00	(417,072)	(48)	(18,576)
Coeur Mining, Inc., Expiration: 01/02/2026; Exercise Price: $19.00	(404,741)	(227)	(25,651)
Core Scientific, Inc., Expiration: 01/02/2026; Exercise Price: $15.50	(413,504)	(284)	(28,116)
Enphase Energy, Inc., Expiration: 01/02/2026; Exercise Price: $33.00	(423,060)	(132)	(13,728)
Hecla Mining Co., Expiration: 01/02/2026; Exercise Price: $20.00	(416,423)	(217)	(18,228)
Intuitive Machines, Inc., Expiration: 01/02/2026; Exercise Price: $15.50	(452,817)	(279)	(4,464)
IonQ, Inc., Expiration: 01/02/2026; Exercise Price: $46.50	(421,778)	(94)	(17,390)
Joby Aviation, Inc., Expiration: 01/02/2026; Exercise Price: $14.00	(407,880)	(309)	(24,102)
Oklo, Inc., Expiration: 01/02/2026; Exercise Price: $77.00	(416,208)	(58)	(31,030)
Reddit, Inc., Expiration: 01/02/2026; Exercise Price: $225.00	(459,740)	(20)	(2,340)
Riot Platforms, Inc., Expiration: 01/02/2026; Exercise Price: $13.50	(402,906)	(318)	(25,440)
Rivian Automotive, Inc., Expiration: 01/02/2026; Exercise Price: $21.00	(409,968)	(208)	(26,208)
Rocket Lab Corp., Expiration: 01/02/2026; Exercise Price: $72.00	(425,536)	(61)	(16,653)
Sandisk Corp., Expiration: 01/02/2026; Exercise Price: $250.00	(427,284)	(18)	(23,058)
Sunrun, Inc., Expiration: 01/02/2026; Exercise Price: $20.50	(342,240)	(186)	(41,478)
Unity Software, Inc., Expiration: 01/02/2026; Exercise Price: $45.50	(424,032)	(96)	(15,168)
Uranium Energy Corp., Expiration: 01/02/2026; Exercise Price: $12.00	(414,640)	(355)	(12,425)
Viking Therapeutics, Inc., Expiration: 01/02/2026; Exercise Price: $37.00	(415,124)	(118)	(21,712)
Western Digital Corp., Expiration: 01/02/2026; Exercise Price: $180.00	(413,448)	(24)	(18,480)
Total Put Options			(392,177)
TOTAL WRITTEN OPTIONS (Premiums received $559,481)			$(467,441)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

11

REX LLY Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.1%(a)
Call Options - 12.1%
Eli Lilly & Co., Expiration: 02/20/2026; Exercise Price: $990.00(b)(c)(d)	$1,934,424	18	$207,414
TOTAL PURCHASED OPTIONS (Cost $127,818)			207,414

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 83.3%
3.76%, 01/15/2026(e)(f)	$1,429,000	1,427,176
TOTAL U.S. TREASURY BILLS (Cost $1,426,919)		1,427,176

	Shares
MONEY MARKET FUNDS - 6.6%
First American Government Obligations Fund - Class X, 3.67%(g)	112,278	112,278
TOTAL MONEY MARKET FUNDS (Cost $112,278)		112,278
TOTAL INVESTMENTS - 102.0% (Cost $1,667,015)		$1,746,868
Liabilities in Excess of Other Assets - (2.0)%		(34,803)
TOTAL NET ASSETS - 100.0%		$1,712,065

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $1,427,176.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

REX LLY Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (0.5)%
Eli Lilly & Co., Expiration: 01/09/2026; Exercise Price: $1,100.00(a)(b)	$(967,212)	(9)	$(8,235)
Put Options - (2.2)%
Eli Lilly & Co., Expiration: 02/20/2026; Exercise Price: $990.00(a)(b)	(1,934,424)	(18)	(38,533)
TOTAL WRITTEN OPTIONS (Premiums received $109,007)			$(46,768)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

13

Rex MSTR Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.8%(a)
Call Options - 4.8%
Strategy, Inc., Expiration: 01/16/2026; Exercise Price: $158.24(b)(c)(d)	$4,710,450	310	$187,098
TOTAL PURCHASED OPTIONS (Cost $434,469)			187,098

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.4%
3.63%, 01/13/2026(e)(f)	$3,945,000	3,940,782
TOTAL U.S. TREASURY BILLS (Cost $3,940,246)		3,940,782

	Shares
MONEY MARKET FUNDS - 4.6%
First American Government Obligations Fund - Class X, 3.67%(g)	182,341	182,341
TOTAL MONEY MARKET FUNDS (Cost $182,341)		182,341
TOTAL INVESTMENTS - 109.8% (Cost $4,557,056)		$4,310,221
Liabilities in Excess of Other Assets - (9.8)%		(383,168)
TOTAL NET ASSETS - 100.0%		$3,927,053

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $3,940,782.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

Rex MSTR Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.1)%
Call Options - (1.7)%
Strategy, Inc., Expiration: 01/09/2026; Exercise Price: $154.99(a)(b)	$(2,355,225)	(155)	$(67,115)
Put Options - (9.4)%
Strategy, Inc., Expiration: 01/16/2026; Exercise Price: $158.24(a)(b)	(4,710,450)	(310)	(370,701)
TOTAL WRITTEN OPTIONS (Premiums received $479,021)			$(437,816)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

15

Rex NVDA Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.3%(a)
Call Options - 9.3%
Nvidia Corp., Expiration: 01/16/2026; Exercise Price: $174.14(b)(c)(d)	$93,716,250	5,025	$7,126,757
TOTAL PURCHASED OPTIONS (Cost $3,732,445)			7,126,757

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 91.6%
3.62%, 01/13/2026(e)(f)	$70,296,000	70,220,850
TOTAL U.S. TREASURY BILLS (Cost $70,211,322)		70,220,850

	Shares
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67%(g)	128,769	128,769
TOTAL MONEY MARKET FUNDS (Cost $128,769)		128,769
TOTAL INVESTMENTS - 101.1% (Cost $74,072,536)		$77,476,376
Liabilities in Excess of Other Assets - (1.1)%		(866,764)
TOTAL NET ASSETS - 100.0%		$76,609,612

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $70,220,850.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

Rex NVDA Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (0.7)%
Nvidia Corp., Expiration: 01/09/2026; Exercise Price: $190.23(a)(b)	$(46,848,800)	(2,512)	$(557,664)
Put Options - (1.0)%
Nvidia Corp., Expiration: 01/16/2026; Exercise Price: $174.14(a)(b)	(93,716,250)	(5,025)	(715,409)
TOTAL WRITTEN OPTIONS (Premiums received $3,824,780)			$(1,273,073)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

17

REX PLTR Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.5%(a)
Call Options - 9.5%
Palantir Technologies, Inc., Expiration: 02/20/2026; Exercise Price: $180.00(b)(c)(d)	$1,706,400	96	$133,632
TOTAL PURCHASED OPTIONS (Cost $191,138)			133,632

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 95.7%
3.75%, 01/15/2026(e)(f)	$1,354,000	1,352,272
TOTAL U.S. TREASURY BILLS (Cost $1,352,036)		1,352,272

	Shares
MONEY MARKET FUNDS - 3.4%
First American Government Obligations Fund - Class X, 3.67%(g)	48,363	48,363
TOTAL MONEY MARKET FUNDS (Cost $48,363)		48,363
TOTAL INVESTMENTS - 108.6% (Cost $1,591,537)		$1,534,267
Liabilities in Excess of Other Assets - (8.6)%		(121,604)
TOTAL NET ASSETS - 100.0%		$1,412,663

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $1,352,272.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

REX PLTR Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.1)%
Call Options - (0.9)%
Palantir Technologies, Inc., Expiration: 01/09/2026; Exercise Price: $182.50(a)(b)	$(853,200)	(48)	$(12,912)
Put Options - (10.2)%
Palantir Technologies, Inc., Expiration: 02/20/2026; Exercise Price: $180.00(a)(b)	(1,706,400)	(96)	(143,506)
TOTAL WRITTEN OPTIONS (Premiums received $184,125)			$(156,418)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

19

Rex TSLA Growth & Income ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.3%(a)
Call Options - 1.3%
Tesla, Inc., Expiration: 01/16/2026; Exercise Price: $483.37(b)(c)(d)	$51,942,660	1,155	$550,023
TOTAL PURCHASED OPTIONS (Cost $3,049,187)			550,023

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 108.8%
3.60%, 01/13/2026(e)(f)	$44,856,000	44,808,047
TOTAL U.S. TREASURY BILLS (Cost $44,802,274)		44,808,047

	Shares
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.67%(g)	237,362	237,362
TOTAL MONEY MARKET FUNDS (Cost $237,362)		237,362
TOTAL INVESTMENTS - 110.7% (Cost $48,088,823)		$45,595,432
Liabilities in Excess of Other Assets - (10.7)%		(4,399,882)
TOTAL NET ASSETS - 100.0%		$41,195,550

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $44,808,047.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

Rex TSLA Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.5)%
Call Options - (1.0)%
Tesla, Inc., Expiration: 01/09/2026; Exercise Price: $458.71(a)(b)	$(25,948,844)	(577)	$(410,247)
Put Options - (10.5)%
Tesla, Inc., Expiration: 01/16/2026; Exercise Price: $483.37(a)(b)	(51,942,660)	(1,155)	(4,312,493)
TOTAL WRITTEN OPTIONS (Premiums received $3,284,973)			$(4,722,740)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

21

REX WMT Growth & Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.8%(a)
Call Options - 5.8%
Walmart, Inc., Expiration: 02/20/2026; Exercise Price: $110.00(b)(c)(d)	$ 2,250,482	202	$109,080
TOTAL PURCHASED OPTIONS (Cost $138,516)			109,080

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 94.7%
3.67%, 01/15/2026(e)(f)	$1,772,000	1,769,738
TOTAL U.S. TREASURY BILLS (Cost $1,769,478)		1,769,738

	Shares
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 3.67%(g)	38,970	38,970
TOTAL MONEY MARKET FUNDS (Cost $38,970)		38,970
TOTAL INVESTMENTS - 102.6% (Cost $1,946,964)		$1,917,788
Liabilities in Excess of Other Assets - (2.6)%		(47,681)
TOTAL NET ASSETS - 100.0%		$1,870,107

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $1,769,738.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

REX WMT Growth & Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (0.4)%
Walmart, Inc., Expiration: 01/09/2026; Exercise Price: $113.00(a)(b)	$ (1,125,241)	(101)	$(6,868)
Put Options - (3.5)%
Walmart, Inc., Expiration: 02/20/2026; Exercise Price: $110.00(a)(b)	(2,250,482)	(202)	(65,286)
TOTAL WRITTEN OPTIONS (Premiums received $74,355)			$(72,154)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

23

REX ETF TRUST
Statements of Assets and Liabilities
December 31, 2025

	REX COIN Growth & Income ETF	REX CRWV Growth & Income ETF	REX Drone ETF	REX HOOD Growth & Income ETF	REX IncomeMax™ Option Strategy ETF
ASSETS:
Investments, at value	$5,078,345	$797,545	$22,308,183	$1,511,101	$8,525,389
Receivable for investments sold	52,686	14,959	5,126,451	16,615	836,317
Dividends receivable	323	144	1,706	98	1,979
Receivable for fund shares sold	—	—	2,387,990	—	353,700
Dividend tax reclaims receivable	—	—	19	—	—
Cash	—	—	—	—	137,800
Deposit at broker for options contracts	—	—	—	52,256	—
Total assets	5,131,354	812,648	29,824,349	1,580,070	9,855,185
LIABILITIES:
Written option, at value	471,905	187,772	—	342,271	467,441
Payable to Adviser	4,485	607	9,166	994	10,022
Payable for investments purchased	1,314	606	5,191,604	537	542,889
Distributions payable	—	—	—	—	126,500
Interest payable	7,353	—	—	—	—
Payable for capital shares redeemed	—	—	2,395,613	—	—
Due to broker	—	1,325	—	—	174,082
Other payables	—	—	—	—	58,569
Total liabilities	485,057	190,310	7,596,383	343,802	1,379,503
NET ASSETS	$4,646,297	$622,338	$22,227,966	$1,236,268	$8,475,682
Net Assets Consists of:
Paid-in capital	$8,351,891	$899,612	$21,754,063	$1,516,079	$12,013,059
Total distributable earnings/(accumulated losses)	(3,705,594)	(277,274)	473,903	(279,811)	(3,537,377)
Total net assets	$4,646,297	$622,338	$22,227,966	$1,236,268	$8,475,682
Net assets	$4,646,297	$622,338	$22,227,966	$1,236,268	$8,475,682
Shares issued and outstanding(a)	320,000	50,000	1,020,000	70,000	600,000
Net asset value per share	$14.52	$12.45	$21.79	$17.66	$14.13
Cost:
Investments, at cost	$5,352,677	$905,327	$21,500,647	$1,668,283	$8,866,431
PROCEEDS:
Written options premium received	$402,057	$142,447	$—	$235,788	$559,481

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

24

REX ETF TRUST
Statements of Assets and Liabilities
December 31, 2025(Continued)

	REX LLY Growth & Income ETF	REX MSTR Growth & Income ETF	REX NVDA Growth & Income ETF	REX PLTR Growth & Income ETF	REX TSLA Growth & Income ETF
ASSETS:
Investments, at value	$1,746,868	$4,310,221	$77,476,376	$1,534,267	$45,595,432
Receivable for investments sold	8,226	66,880	553,860	12,863	409,373
Deposit at broker for options contracts	6,771	—	—	23,058	—
Dividends receivable	196	744	1,047	276	1,086
Total assets	1,762,061	4,377,845	78,031,283	1,570,464	46,005,891
LIABILITIES:
Written option, at value	46,768	437,816	1,273,073	156,418	4,722,740
Payable to Adviser	1,734	3,889	58,262	1,238	32,915
Payable for investments purchased	1,494	2,870	6,315	145	4,638
Interest payable	—	6,217	84,021	—	50,048
Total liabilities	49,996	450,792	1,421,671	157,801	4,810,341
NET ASSETS	$ 1,712,065	$3,927,053	$76,609,612	$1,412,663	$41,195,550
NET ASSETS CONSISTS OF:
Paid-in capital	$1,711,817	$12,745,502	$79,545,428	$1,465,180	$42,377,520
Total distributable earnings/(accumulated losses)	248	(8,818,449)	(2,935,816)	(52,517)	(1,181,970)
Total net assets	$ 1,712,065	$3,927,053	$76,609,612	$1,412,663	$41,195,550
Net assets	$1,712,065	$3,927,053	$76,609,612	$1,412,663	$41,195,550
Shares issued and outstanding(a)	60,000	490,000	2,720,000	70,000	1,620,000
Net asset value per share	$28.53	$8.01	$28.17	$20.18	$25.43
Cost:
Investments, at cost	$1,667,015	$4,557,056	$74,072,536	$1,591,537	$48,088,823
PROCEEDS:
Written options premium received	$109,007	$479,021	$3,824,780	$184,125	$3,284,973

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

25

REX ETF TRUST
Statements of Assets and Liabilities
December 31, 2025(Continued)

REX WMT Growth & Income ETF
ASSETS:
Investments, at value	$1,917,788
Deposit at broker for options contracts	19,889
Receivable for investments sold	6,765
Dividends receivable	74
Total assets	1,944,516
LIABILITIES:
Written option, at value	72,154
Payable to Adviser	1,243
Payable for investments purchased	1,012
Total liabilities	74,409
NET ASSETS	$1,870,107
NET ASSETS CONSISTS OF:
Paid-in capital	$1,795,342
Total distributable earnings	74,765
Total net assets	$1,870,107
Net assets	$1,870,107
Shares issued and outstanding(a)	70,000
Net asset value per share	$26.72
COST:
Investments, at cost	$1,946,964
PROCEEDS:
Written options premium received	$74,355

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

26

REX ETF TRUST
Statements of Operations
For the Period Ended December 31, 2025

	REX COIN Growth & Income ETF(a)	REX CRWV Growth & Income ETF(b)	REX Drone ETF(c)	REX HOOD Growth & Income ETF(b)	REX IncomeMax™ Option Strategy ETF(d)
INVESTMENT INCOME:
Dividend income	$8,744	$301	$3,135	$219	$4,587
Less: dividend withholding taxes	—	—	(201)	—	—
Less: issuance fees	—	—	(136)	—	—
Interest income	188,345	4,421	—	6,461	1,103
Total investment income	197,089	4,722	2,798	6,680	5,690
EXPENSES:
Investment advisory fee	44,753	999	9,911	1,521	15,644
Interest expense	31,569	739	—	1,088	5,466
Total expenses	76,322	1,738	9,911	2,609	21,110
NET INVESTMENT INCOME/(LOSS)	120,767	2,984	(7,113)	4,071	(15,420)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,060,645)	(96,692)	(331,575)	(46,136)	(6,314,781)
In-kind redemptions	—	—	750,173	—	—
Written options expired or closed	(1,300,769)	(27,475)	—	52,247	3,074,802
Foreign currency translation	—	—	227	—	—
Net realized gain (loss)	(3,361,414)	(124,167)	418,825	6,111	(3,239,979)
Net change in unrealized appreciation (depreciation) on:
Investments	(274,332)	(107,782)	807,536	(157,182)	(341,042)
Written options	(69,848)	(45,325)	—	(106,483)	92,040
Foreign currency translation	—	—	(2,295)	—	—
Net change in unrealized appreciation (depreciation)	(344,180)	(153,107)	805,241	(263,665)	(249,002)
Net realized and unrealized gain (loss)	(3,705,594)	(277,274)	1,224,066	(257,554)	(3,488,981)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,584,827)	$(274,290)	$1,216,953	$(253,483)	$(3,504,401)

(a)	Inception date of the Fund was June 3, 2025.
(b)	Inception date of the Fund was November 3, 2025.
(c)	Inception date of the Fund was October 28, 2025.
(d)	Inception date of the Fund was October 30, 2025.
The accompanying notes are an integral part of these financial statements.

27

REX ETF TRUST
Statements of Operations
For the Period Ended December 31, 2025(Continued)

	REX LLY Growth & Income ETF(a)	REX MSTR Growth & Income ETF(b)	REX NVDA Growth & Income ETF(c)	REX PLTR Growth & Income ETF(a)	REX TSLA Growth & Income ETF(b)
INVESTMENT INCOME:
Dividend income	$318	$18,393	$9,475	$442	$5,020
Interest income	9,247	237,085	798,618	7,757	328,141
Total investment income	9,565	255,478	808,093	8,199	333,161
EXPENSES:
Investment advisory fee	2,570	54,923	200,029	2,053	84,157
Interest expense	—	29,591	209,050	928	98,327
Total expenses	2,570	84,514	409,079	2,981	182,484
NET INVESTMENT INCOME	6,995	170,964	399,014	5,218	150,677
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(121,560)	(3,678,899)	(9,114,168)	(26,584)	4,631,722
Written options expired or closed	26,666	(4,933,920)	8,197,773	39,929	3,428,858
Net realized gain (loss)	(94,894)	(8,612,819)	(916,395)	13,345	8,060,580
Net change in unrealized appreciation (depreciation) on:
Investments	79,853	(246,835)	3,403,840	(57,270)	(2,493,391)
Written options	62,239	41,205	2,551,707	27,707	(1,437,767)
Net change in unrealized appreciation (depreciation)	142,092	(205,630)	5,955,547	(29,563)	(3,931,158)
Net realized and unrealized gain (loss)	47,198	(8,818,449)	5,039,152	(16,218)	4,129,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,193	$(8,647,485)	$5,438,166	$(11,000)	$4,280,099

(a)	Inception date of the Fund was November 3, 2025.
(b)	Inception date of the Fund was June 3, 2025.
(c)	Inception date of the Fund was May 27, 2025.
The accompanying notes are an integral part of these financial statements.

28

REX ETF TRUST
Statements of Operations
For the Period Ended December 31, 2025(Continued)

REX WMT Growth & Income ETF(a)
INVESTMENT INCOME:
Dividend income	$132
Interest income	6,437
Total investment income	6,569
EXPENSES:
Investment advisory fee	1,819
Interest expense	829
Total expenses	2,648
NET INVESTMENT INCOME	3,921
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	121,462
Written options expired or closed	22,977
Net realized gain (loss)	144,439
Net change in unrealized appreciation (depreciation) on:
Investments	(29,176)
Written options	2,201
Net change in unrealized appreciation (depreciation)	(26,975)
Net realized and unrealized gain	117,464
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,385

(a)	Inception date of the Fund was November 3, 2025.
The accompanying notes are an integral part of these financial statements.

29

REX ETF TRUST
Statements of Changes in Net Assets

	REX COIN Growth & Income ETF	REX CRWV Growth & Income ETF	REX Drone ETF	REX HOOD Growth & Income ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$120,767	$2,984	$(7,113)	$4,071
Net realized gain (loss)	(3,361,414)	(124,167)	418,825	6,111
Net change in unrealized appreciation (depreciation)	(344,180)	(153,107)	805,241	(263,665)
Net increase (decrease) in net assets from operations	(3,584,827)	(274,290)	1,216,953	(253,483)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(120,767)	(2,984)	—	(26,328)
From return of capital	(1,764,032)	(35,076)	—	(18,641)
Total distributions to shareholders	(1,884,799)	(38,060)	—	(44,969)
CAPITAL TRANSACTIONS:
Shares sold	18,899,415	934,688	23,406,626	1,534,720
Shares redeemed	(8,783,492)	—	(2,395,613)	—
Net increase in net assets from capital transactions	10,115,923	934,688	21,011,013	1,534,720
NET INCREASE IN NET ASSETS	4,646,297	622,338	22,227,966	1,236,268
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$4,646,297	$622,338	$22,227,966	$1,236,268
SHARES TRANSACTIONS
Shares sold	700,000	50,000	1,130,000	70,000
Shares redeemed	(380,000)	—	(110,000)	—
Total increase in shares outstanding	320,000	50,000	1,020,000	70,000

(a)	Inception date of the Fund was June 3, 2025.
(b)	Inception date of the Fund was November 3, 2025.
(c)	Inception date of the Fund was October 28, 2025.
The accompanying notes are an integral part of these financial statements.

30

REX ETF TRUST
Statements of Changes in Net Assets(Continued)

	REX IncomeMax™ Option Strategy ETF	REX LLY Growth & Income ETF	REX MSTR Growth & Income ETF	REX NVDA Growth & Income ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(15,420)	$6,995	$170,964	$399,014
Net realized gain (loss)	(3,239,979)	(94,894)	(8,612,819)	(916,395)
Net change in unrealized appreciation (depreciation)	(249,002)	142,092	(205,630)	5,955,547
Net increase (decrease) in net assets from operations	(3,504,401)	54,193	(8,647,485)	5,438,166
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(32,976)	(53,945)	(170,964)	(8,373,982)
From return of capital	(922,399)	(50,564)	(1,716,144)	(2,180,178)
Total distributions to shareholders	(955,375)	(104,509)	(1,887,108)	(10,554,160)
CAPITAL TRANSACTIONS:
Shares sold	12,935,458	2,822,593	19,544,490	83,925,102
Shares redeemed	—	(1,060,212)	(5,082,844)	(2,199,496)
Net increase in net assets from capital transactions	12,935,458	1,762,381	14,461,646	81,725,606
NET INCREASE IN NET ASSETS	8,475,682	1,712,065	3,927,053	76,609,612
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$8,475,682	$1,712,065	$3,927,053	$76,609,612
SHARES TRANSACTIONS
Shares sold	600,000	100,000	790,000	2,790,000
Shares redeemed	—	(40,000)	(300,000)	(70,000)
Total increase in shares outstanding	600,000	60,000	490,000	2,720,000

(a)	Inception date of the Fund was October 30, 2025.
(b)	Inception date of the Fund was November 3, 2025.
(c)	Inception date of the Fund was June 3, 2025.
(d)	Inception date of the Fund was May 27, 2025.
The accompanying notes are an integral part of these financial statements.

31

REX ETF TRUST
Statements of Changes in Net Assets(Continued)

	REX PLTR Growth & Income ETF	REX TSLA Growth & Income ETF	REX WMT Growth & Income ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$5,218	$150,677	$3,921
Net realized gain (loss)	13,345	8,060,580	144,439
Net change in unrealized appreciation (depreciation)	(29,563)	(3,931,158)	(26,975)
Net increase (decrease) in net assets from operations	(11,000)	4,280,099	121,385
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(41,517)	(5,462,069)	(46,620)
Total distributions to shareholders	(41,517)	(5,462,069)	(46,620)
CAPITAL TRANSACTIONS:
Shares sold	1,465,180	42,864,266	1,795,342
Shares redeemed	—	(486,746)	—
Net increase in net assets from capital transactions	1,465,180	42,377,520	1,795,342
NET INCREASE IN NET ASSETS	1,412,663	41,195,550	1,870,107
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 1,412,663	$41,195,550	$1,870,107
SHARES TRANSACTIONS
Shares sold	70,000	1,640,000	70,000
Shares redeemed	—	(20,000)	—
Total increase in shares outstanding	70,000	1,620,000	70,000

(a)	Inception date of the Fund was November 3, 2025.
(b)	Inception date of the Fund was June 3, 2025.
The accompanying notes are an integral part of these financial statements.

32

Rex COIN Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.35
Net realized and unrealized gain (loss) on investments(c)	(4.85)
Total from investment operations	(4.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)
Return of capital	(5.63)
Total distributions	(6.02)
Net asset value, end of period	$14.52
Total return(d)	(26.34)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,646
Ratio of expenses to average net assets(e)	1.69%
Ratio of interest expense to average net assets(e)	0.70%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.67%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

33

REX CRWV Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	(11.86)
Total from investment operations	(11.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Return of capital	(0.70)
Total distributions	(0.76)
Net asset value, end of period	$12.45
Total return(d)	(47.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$622
Ratio of expenses to average net assets(e)	1.72%
Ratio of interest expense to average net assets(e)	0.73%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.96%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

REX Drone ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(3.19)
Total from investment operations	(3.21)
Net asset value, end of period	$21.79
Total return(d)	(12.84)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,228
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	(0.47)%
Portfolio turnover rate(d)(f)	31%

(a)	Inception date of the Fund was October 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

REX HOOD Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	(6.64)
Total from investment operations	(6.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)
Return of capital	(0.32)
Total distributions	(0.78)
Net asset value, end of period	$17.66
Total return(d)	(26.47)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,236
Ratio of expenses to average net assets(e)	1.70%
Ratio of interest expense to average net assets(e)	0.71%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.65%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

REX IncomeMax™ Option Strategy ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(8.72)
Total from investment operations	(8.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Return of capital	(2.04)
Total distributions	(2.11)
Net asset value, end of period	$14.13
Total return(d)	(35.90)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,476
Ratio of expenses to average net assets(e)	1.69%
Ratio of interest expense to average net assets(e)	0.44%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.25%
Ratio of net investment income (loss) to average net assets(e)	(1.23)%
Portfolio turnover rate(d)(f)	1,253%

(a)	Inception date of the Fund was October 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

REX LLY Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12
Net realized and unrealized gain (loss) on investments(c)	4.87
Total from investment operations	4.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)
Return of capital	(0.71)
Total distributions	(1.46)
Net asset value, end of period	$28.53
Total return(d)	20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,712
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.69%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

Rex MSTR Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.32
Net realized and unrealized gain (loss) on investments(c)	(13.72)
Total from investment operations	(13.40)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)
Return of capital	(3.29)
Total distributions	(3.62)
Net asset value, end of period	$8.01
Total return(d)	(61.39)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,927
Ratio of expenses to average net assets(e)	1.52%
Ratio of interest expense to average net assets(e)	0.53%
Ratio of operational expenses to average net assets excluding interest expense (e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.08%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

Rex NVDA Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.35
Net realized and unrealized gain (loss) on investments(c)	10.82
Total from investment operations	11.17
LESS DISTRIBUTIONS FROM:
Net investment income	(6.36)
Return of capital	(1.66)
Total distributions	(8.02)
Net asset value, end of period	$28.17
Total return(d)	47.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$76,610
Ratio of expenses to average net assets(e)	2.02%
Ratio of interest expense to average net assets(e)	1.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.97%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

REX PLTR Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	(4.31)
Total from investment operations	(4.23)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)
Total distributions	(0.59)
Net asset value, end of period	$20.18
Total return(d)	(16.90)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,413
Ratio of expenses to average net assets(e)	1.44%
Ratio of interest expense to average net assets(e)	0.45%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.52%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

Rex TSLA Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain (loss) on investments(c)	8.12
Total from investment operations	8.39
LESS DISTRIBUTIONS FROM:
Net investment income	(8.00)
Total distributions	(8.00)
Net asset value, end of period	$25.43
Total return(d)	38.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,196
Ratio of expenses to average net assets(e)	2.15%
Ratio of interest expense to average net assets(e)	1.16%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.77%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

REX WMT Growth & Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	2.53
Total from investment operations	2.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)
Total distributions	(0.90)
Net asset value, end of period	$26.72
Total return(d)	10.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,870
Ratio of expenses to average net assets(e)	1.44%
Ratio of interest expense to average net assets(e)	0.45%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.13%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

REX ETF Trust
Notes to the Financial Statements
December 31, 2025
NOTE 1 – ORGANIZATION
The REX ETFs (defined below) (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of REX ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on October 24, 2024. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). REX Advisers, LLC (“REX” or the “Adviser”) serves as investment adviser to the Funds and Vident Asset Management (“Vident” or the “Sub-Adviser”), serves as investment sub-adviser to the COII ETF, DRNZ ETF, MSII ETF, NVII ETF and TSII ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
REX COIN Growth & Income ETF (the “COII ETF”)	June 3, 2025
REX CRWV Growth & Income ETF (the “CWII ETF”)	November 3, 2025
REX Drone ETF (the “DRNZ ETF”)	October 28, 2025
REX HOOD Growth & Income ETF (the “HOII ETF”)	November 3, 2025
REX IncomeMax™ Option Strategy ETF (the “ULTI ETF”)	October 30, 2025
REX LLY Growth & Income ETF (the “LLII ETF”)	November 3, 2025
REX MSTR Growth & Income ETF (the “MSII ETF”)	June 3, 2025
REX NVDA Growth & Income ETF (the “NVII ETF”)	May 27, 2025
REX PLTR Growth & Income ETF (the “PLTI ETF”)	November 3, 2025
REX TSLA Growth & Income ETF (the “TSII ETF”)	June 3, 2025
REX WMT Growth & Income ETF (the “WMTI ETF”)	November 3, 2025

The investment objective for each Fund is to pay weekly distributions, except for the DRNZ ETF and ULTI ETF.
The DRNZ ETF’s investment objective is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the VettaFi Drone IndexSM (the “DRNZ Index”).
The ULTI ETF’s investment objective is to seek current income.
The COII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Coinbase Global, Inc.
The CWII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of CoreWeave, Inc.
The HOII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Robinhood Markets, Inc.
The ULTI ETF’s secondary investment objective is to seek exposure to the share price of select U.S.-listed securities, subject to a limit on potential investment gains.
The LLII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Eli Lilly and Company.
The MSII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Strategy, Inc., formerly known as MicroStrategy, Inc.
The NVII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Nvidia Corporation.
The PLTI ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of common stock of Palantir Technologies Inc.

44

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
The TSII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tesla, Inc.
The WMTI ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Walmart Inc.
Each of the following serve as reference asset for a single “Growth & Income Fund”: Coinbase Global, Inc. (“COIN”), CoreWeave, Inc. (“CRWV”), Robinhood Markets, Inc. (“HOOD”), Eli Lilly and Company (“LLY”), Strategy, Inc. (“MSTR”), Nvidia Corporation (“NVDA”), Palantir Technologies Inc. (“PLTR”), Tesla, Inc. (“TSLA”), and Walmart Inc. (“WMT”) (each an “Underlying Security” and collectively the “Underlying Securities”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Securities that are listed on an exchange and that are not traded on the valuation date are valued at the last quoted bid price. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing source each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
Options Contracts. Options are generally valued at either the last quoted sales price at the time the valuation is made or, if an option is not traded on the day of valuation, the mean of the last quoted bid and ask prices. Exchange-listed options are valued at the prices reported on the option’s primary exchange, which is determined in accordance with the procedures contained in the Trust’s Internal Pricing Procedures. Additional details regarding option pricing are contained in the Trust’s Internal Pricing Procedures. The following procedures will be used each day to determine whether the closing option quotations are reflective of the option contract values as of the stock market close. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close (as described above), each of the option contracts held by the Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to timestamped quotes obtained from Bloomberg. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.
Swap Contracts. Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

45

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:
COII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$107,392	$—	$107,392
U.S. Treasury Bills	—	4,802,860	—	4,802,860
Money Market Funds	168,093	—	—	168,093
Total Investments	$168,093	$4,910,252	$—	$5,078,345
Liabilities:
Investments:
Written Options	$—	$(471,905)	$—	$(471,905)
Total Investments	$—	$(471,905)	$—	$(471,905)

CWII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$55,550	$—	$—	$55,550
U.S. Treasury Bills	—	723,076	—	723,076
Money Market Funds	18,919	—	—	18,919
Total Investments	$74,469	$723,076	$—	$797,545
Liabilities:
Investments:
Written Options	$—	$(187,772)	$—	$(187,772)
Total Investments	$—	$(187,772)	$—	$(187,772)

46

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
DRNZ ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,266,212	$—	$—	$22,266,212
Money Market Funds	41,971	—	—	41,971
Total Investments	$22,308,183	$—	$—	$22,308,183

HOII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$43,550	$—	$—	$43,550
U.S. Treasury Bills	—	1,424,180	—	1,424,180
Money Market Funds	43,371	—	—	43,371
Total Investments	$86,921	$1,424,180	$—	$1,511,101
Liabilities:
Investments:
Written Options	$—	$(342,271)	$—	$(342,271)
Total Investments	$—	$(342,271)	$—	$(342,271)

ULTI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,450,804	$—	$—	$8,450,804
Purchased Options	74,585	—	—	74,585
Total Investments	$8,525,389	$—	$—	$8,525,389
Liabilities:
Investments:
Written Options	$(467,441)	$—	$—	$(467,441)
Total Investments	$(467,441)	$—	$—	$(467,441)

LLII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$207,414	$—	$—	$207,414
U.S. Treasury Bills	—	1,427,176	—	1,427,176
Money Market Funds	112,278	—	—	112,278
Total Investments	$319,692	$1,427,176	$—	$1,746,868
Liabilities:
Investments:
Written Options	$—	$(46,768)	$—	$(46,768)
Total Investments	$—	$(46,768)	$—	$(46,768)

47

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
MSII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$187,098	$—	$187,098
U.S. Treasury Bills	—	3,940,782	—	3,940,782
Money Market Funds	182,341	—	—	182,341
Total Investments	$182,341	$4,127,880	$—	$4,310,221
Liabilities:
Investments:
Written Options	$—	$(437,816)	$—	$(437,816)
Total Investments	$—	$(437,816)	$—	$(437,816)

NVII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$7,126,757	$—	$7,126,757
U.S. Treasury Bills	—	70,220,850	—	70,220,850
Money Market Funds	128,769	—	—	128,769
Total Investments	$128,769	$77,347,607	$—	$77,476,376
Liabilities:
Investments:
Written Options	$—	$(1,273,073)	$—	$(1,273,073)
Total Investments	$—	$(1,273,073)	$—	$(1,273,073)

PLTI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$133,632	$—	$—	$133,632
U.S. Treasury Bills	—	1,352,272	—	1,352,272
Money Market Funds	48,363	—	—	48,363
Total Investments	$181,995	$1,352,272	$—	$1,534,267
Liabilities:
Investments:
Written Options	$—	$(156,418)	$—	$(156,418)
Total Investments	$—	$(156,418)	$—	$(156,418)

48

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Notes to the Financial Statements
December 31, 2025(Continued)
TSII ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$550,023	$—	$550,023
U.S. Treasury Bills	—	44,808,047	—	44,808,047
Money Market Funds	237,362	—	—	237,362
Total Investments	$237,362	$45,358,070	$—	$45,595,432
Liabilities:
Investments:
Written Options	$—	$(4,722,740)	$—	$(4,722,740)
Total Investments	$—	$(4,722,740)	$—	$(4,722,740)

WMTI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$109,080	$—	$—	$109,080
U.S. Treasury Bills	—	1,769,738	—	1,769,738
Money Market Funds	38,970	—	—	38,970
Total Investments	$148,050	$1,769,738	$—	$1,917,788
Liabilities:
Investments:
Written Options	$—	$(72,154)	$—	$(72,154)
Total Investments	$—	$(72,154)	$—	$(72,154)

Refer to the Schedules of Investments for further disaggregation of investment categories.
B.
Derivatives Instruments. Each Fund, except the DRNZ ETF, will buy and write (sell) options on securities, indexes and other assets for the purpose of realizing their investment objectives. By buying a call option, each Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option each Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, each Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, each Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

49

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, each Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for each Fund to write call options on assets held by each Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.
If each Fund that writes an option wishes to terminate the Funds’ obligation, each Fund may effect a “closing purchase transaction.” Each Fund accomplishes this by buying an option of the same series as the option previously written by each Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, each Fund which is the holder of an option may liquidate their position by effecting a “closing sale transaction.” Each Fund accomplishes this by selling an option of the same series as the option previously purchased by the Funds. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Funds if the premium, plus commission costs, paid by the Funds to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by each Fund on the sale of the call or the put option. Each Fund also will realize a gain if a call or put option which each Fund has written lapses unexercised, because each Fund would retain the premium.
Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Funds. If an options market were to become unavailable, the Funds would be unable to realize their profits or limit their losses until the Funds could exercise options they hold, and each Fund would remain obligated until options they wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Funds may buy or sell. While each Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Funds transact in options, it is required to agree in writing to be bound by relevant position limits.
FLEX Options. The Funds, except the DRNZ ETF, will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.
Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Funds may experience losses from specific FLEX Option positions and

50

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of each Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Funds’ Shares and result in the Funds being unable to achieve their investment objective. Less liquidity in the trading of each Fund’s FLEX Options could have an impact on the prices paid or received by the Funds for the FLEX Options in connection with creations and redemptions of each Fund’s Shares. Depending on the nature of this impact to pricing, the Funds may be forced to pay more for redemptions (or receive less for creations) than the price at which they currently value the FLEX Options. Such overpayment or under collection could reduce each Fund’s ability to achieve their investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.
Swap Agreements. The Funds, except the DRNZ ETF, may also enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, each Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. Each Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if the Funds were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Funds on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Funds on the notional amount. However, unlike cash investments in the underlying assets, the Funds will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.
Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
For the period ended December 31, 2025, each Fund’s monthly average notional amount are described below:

51

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Average Notional Amount
Fund:	Purchased Options	Written Options
COII ETF	$9,534,890	$(14,288,845)
CWII ETF	781,391	(1,172,087)
HOII ETF	1,400,220	(2,100,330)
ULTI ETF	15,623,197	(14,795,474)
LLII ETF	2,687,964	(4,031,946)
MSII ETF	12,061,895	(18,072,467)
NVII ETF	43,407,124	(65,103,729)
PLTI ETF	1,611,225	(2,416,838)
TSII ETF	12,039,355	(18,042,788)
WMTI ETF	1,943,015	(2,914,523)

Statements of Assets and Liabilities
Fair value of derivative instruments as of December 31, 2025:

Fund:	Asset Derivatives		Liability Derivatives
	Instrument	Balance Sheet	Instrument	Balance Sheet
	Investments, at value		Written options, at value
COII ETF	Purchased Options	$107,392	Written Options	$471,905
CWII ETF	Purchased Options	55,550	Written Options	187,772
HOII ETF	Purchased Options	43,550	Written Options	342,271
ULTI ETF	Purchased Options	74,585	Written Options	467,441
LLII ETF	Purchased Options	207,414	Written Options	46,768
MSII ETF	Purchased Options	187,098	Written Options	437,816
NVII ETF	Purchased Options	7,126,757	Written Options	1,273,073
PLTI ETF	Purchased Options	133,632	Written Options	156,418
TSII ETF	Purchased Options	550,023	Written Options	4,722,740
WMTI ETF	Purchased Options	109,080	Written Options	72,154

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2025:

	Realized		Change in Unrealized
	Instrument:	Location:	Instrument:	Location:
Fund:	Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
COII ETF	Purchased Options	$(2,060,729)	Purchased Options	$(274,986)
CWII ETF	Purchased Options	(96,433)	Purchased Options	(107,912)
HOII ETF	Purchased Options	(46,078)	Purchased Options	(157,406)
ULTI ETF	Purchased Options	(2,015,485)	Purchased Options	(115,746)
LLII ETF	Purchased Options	(121,541)	Purchased Options	79,596
MSII ETF	Purchased Options	(3,679,107)	Purchased Options	(247,371)
NVII ETF	Purchased Options	(9,114,215)	Purchased Options	3,394,312
PLTI ETF	Purchased Options	(26,530)	Purchased Options	(57,506)
TSII ETF	Purchased Options	4,631,734	Purchased Options	(2,499,164)
WMTI ETF	Purchased Options	121,539	Purchased Options	(29,436)

52

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Realized		Change in Unrealized
	Instrument:	Location:	Instrument:	Location:
Fund:	Net realized gain (loss) from written options expired or closed		Net change in unrealized appreciation (depreciation) on written options
COII ETF	Written Options	$(1,300,769)	Written Options	$(69,848)
CWII ETF	Written Options	(27,475)	Written Options	(45,325)
HOII ETF	Written Options	52,247	Written Options	(106,483)
ULTI ETF	Written Options	3,074,802	Written Options	92,040
LLII ETF	Written Options	26,666	Written Options	62,239
MSII ETF	Written Options	(4,933,920)	Written Options	41,205
NVII ETF	Written Options	8,197,773	Written Options	2,551,707
PLTI ETF	Written Options	39,929	Written Options	27,707
TSII ETF	Written Options	3,428,858	Written Options	(1,437,767)
WMTI ETF	Written Options	22,977	Written Options	2,201

C.
Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.
As of December 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. These are included in interest income. Other non-cash dividends are recognized as investment income at the fair value of the property received, and a reallocation basis may be applied to adjust the shareholder’s cost basis to reflect the impact of the non-cash distribution. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates, including the recognition of potential tax reclaims where the Funds believe they are entitled to recover such amounts.

53

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The DRNZ ETF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The DRNZ ETF reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the DRNZ ETF’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid weekly, except for the DRNZ ETF, which is declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca Inc. (“NYSE”) is closed for trading.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

J.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Funds would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Funds would reasonably anticipate trading, is reasonably expected to significantly affect their liquidity, and if so, each Fund must take this determination into account when classifying the liquidity of that investment or asset class.

54

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
K.
Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.
Segment Reporting. In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Portfolio Manager, which serves as the Chief Operating Decision Maker (“CODM”). The Portfolio Manager is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Portfolio Manager evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 3 – PRINCIPAL INVESTMENT RISKS
COINBASE GLOBAL, INC. INVESTING RISKS (COII ETF). As of the date of the COII ETF’s prospectus, COIN faces risks associated with companies in the capital markets industry and financials sector, as well as those relating to the “crypto industry ecosystem.” The technology relating to the crypto industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous-block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset maybe subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of crypto technologies. Recently, U.S. securities regulators have brought actions against companies operating in the crypto industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the crypto industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Companies operating in the crypto industry ecosystem that rely on third-party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. In

55

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
addition, these companies may engage in other lines of business unrelated to the crypto industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of crypto industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies. Companies that use crypto technologies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset.
COREWEAVE, INC. INVESTING RISKS.(CWII ETF). As of the date of the CWII ETF’s prospectus, in addition to the risks associated with companies in the software & services industry, CRWV faces risks related to: supply or manufacturing delays; increased material or labor costs or shortages; reduced demand for its products, product liability claims; the ability to attract, hire and retain key employees or qualified personnel; environmental risk; terrorism risk; and risk of natural disasters. Additionally, the trading price of CRWV’s common stock has historically been, and may to continue to be volatile. A large proportion of CRWV’s common stock has been historically, and may in the future be, traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. CRWV, is a highly dynamic company, and its operations, including its products and services, may change.
ASIA RISK (DRNZ ETF). The Fund’s investments may include securities issued by companies in Asia, which exposes it to risks unique to the region. While many Asian economies have seen significant growth and industrialization, there is no certainty that these trends will persist. Trade plays a central role in several Asian economies, making them sensitive to shifts in global and regional economic conditions. Disputes over trade or policy with major partners can have negative repercussions for these markets. Market activity in Asia is often concentrated among a limited number of issuers and industries, and investor and intermediary participation is similarly concentrated. Some Asian countries have a history of, and may continue to face, asset expropriation, nationalization, punitive taxation, currency controls, political and social instability, and even armed conflict, often driven by religious, ethnic, socio-economic, or political factors. Notably, any escalation of tensions or conflict involving North Korea could have a pronounced adverse impact on the region’s economies. In addition, governments in certain Asian countries maintain considerable control over the private sector, sometimes owning or directing major corporations. As a result, government decisions can significantly affect both the issuers in which the Fund invests and the broader economic environment.
AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Funds’ Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
CONCENTRATION RISK. The Funds will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent the Funds have significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of each Fund’s investments more than if the Funds were more broadly diversified. A significant exposure makes the Funds more susceptible to any single occurrence and may subject the Funds to greater market risk than a fund that is more broadly diversified.
ROBINHOOD MARKETS, INC. INVESTING RISKS (HOII ETF). As of the date of the HOII ETF’s prospectus, in addition to the risks associated with companies in the financial services industry, HOOD faces risks related to: competition with traditional brokerages and fintech rivals, which may lead to pricing pressures, customer turnover and the need for costly product innovation; options and crypto trading, which are highly volatile; changes in trading behavior, regulatory actions or customer attrition; margin lending and interest on customer cash balances; interest rates;

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
trading outages and technical failures experienced by HOOD, particularly during periods of high market volatility – these have resulted in customer complaints, regulatory fines, and lawsuits, posing a significant operational risk; exposure to hacking attempts, account breaches, and identity theft risks - a significant security incident could harm user trust and lead to regulatory consequences; trading through third-party market makers; HOOD’s operation in the highly regulated brokerage and financial services industry, subject to oversight from the SEC, FINRA, and other regulatory bodies; changes in financial regulations, which could increase compliance costs, limit business practices, or lead to operational restrictions; the multiple class-action lawsuits, regulatory fines, and customer complaints HOOD has faced; revenue generated from payment for order flow, which has been criticized by regulators, a potential ban or restriction on which could impact HOOD’s business model and revenue stream; HOOD’s customer base, which is primarily retail investors who may trade less frequently during economic downturns or bearish markets; and a decline in speculative trading activity could reduce revenue.
ACTIVE MANAGEMENT RISK (Except the DRNZ ETF). The Funds are actively-managed and their performance reflects investment decisions that the Adviser makes for the Funds. In managing each Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about each Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Funds fail to produce the intended results, the Funds could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
CASH TRANSACTIONS RISK (Except the DRNZ ETF). The Funds currently expects to effect a significant portion of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Funds to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Funds may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause each Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to each Fund’s NAV. Furthermore, the Funds may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine each Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, each Fund’s performance could be negatively impacted.
ELI LILLY AND COMPANY INVESTING RISKS (LLII ETF). As of the date of the LLII ETF’s prospectus, in addition to the risks associated with companies in the pharmaceuticals industry, LLY faces risks related to: the expensive and unpredictable nature of research and development for its products; the need to uphold intellectual property rights; fierce competition from global pharmaceutical and biotechnology companies, as well as more affordable generic and biosimilar manufacturers; growing government-imposed price controls and other restrictions from public and private sectors on drug pricing, reimbursement, and access; potential concerns regarding the safety or effectiveness of products; a narrow range of product offerings and reliance on a consolidated supply chain; risks of cyber security breaches or non-compliance with data protection laws; challenges in manufacturing, quality control, or supply chain that lead to product shortages; dependence on third-party partnerships and outsourcing; the integration of artificial intelligence and other new technologies; the complexities of international business operations; and the impact of government regulations and legal actions. Additionally, LLY is involved in litigation and investigations concerning its products, pricing strategies, commercialization practices, and other business operations, which could negatively impact its business. The company is self-insured for these matters. Additionally, LLY must navigate complex and evolving tax laws, which may lead to additional liabilities and influence its operational results. Issues with regulatory compliance could also be detrimental to LLY.
MICROSTRATEGY INCORPORATED INVESTING RISKS (MSII ETF). As of the date of the MSII ETF’s prospectus, in addition to the risks associated with companies in the software industry and information technology sector, MSTR faces risks related to its Bitcoin acquisition strategy, including: the various risks associated with Bitcoin; the risks associated with Bitcoin being a highly volatile asset; the risk that the company’s historical financial statements do not reflect the potential variability in earnings that the company may experience in the future relating to its Bitcoin holdings; the risk that the availability of spot Bitcoin exchange-traded products may adversely affect the market price

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
of MSTR; the risk of enhanced regulatory oversight; concentration risk; liquidity risk; and counterparty risk, particularly with respect to custodians. MSTR also faces risks related to its enterprise analytics software business strategy, including: risks relating to its dependence on revenue from a single software platform and related services as well as revenue from its installed customer base; the risk that as customers increasingly shift from a product license model to a cloud subscription model, the company could face higher future rates of attrition, and such a shift could continue to affect the timing of revenue recognition or reduce product licenses and product support revenues, which could materially adversely affect the company’s operating results; the risk that if the company is unable to develop and release new software product offerings or enhancements to its existing offerings in a timely and cost-effective manner, the company’s business, operating results, and financial condition could be materially adversely affected; and the risk the company’s software may be susceptible to undetected errors, bugs, or security vulnerabilities, which could cause problems with how the software performs and, in turn, reduce demand for the company’s software, reduce its revenue, and lead to litigation claims against the company.
NVIDIA CORPORATION INVESTING RISKS (NVII ETF). As of the date of the NVII ETF’s prospectus, in addition to the risks associated with companies in the semiconductors & semiconductor equipment industry and information technology sector, NVDA faces risks associated with: failure to meet the evolving needs of its large markets – gaming, datacenter, professional visualization and automotive – and identifying new products, services and technologies; competition; changes in customer demand; supply chain issues; manufacturing delays; potential significant mismatches between supply and demand giving rise to product shortages or excessive inventory; the dependence on third-parties and their technology to manufacture, assemble, test, or package its products which reduces control over product quantity and quality, manufacturing yields, development, enhancement and product delivery schedules; significant product defects; international sales and operations, including adverse economic conditions; impacts from climate change, including water and energy availability; inability to realize the potential benefits from business investments and acquisitions; concentration of revenue from a limited number of partners, distributors and customers; the ability to attract, retain and motivate executives and key employees; system security and data protection breaches, including cyber-attacks; business disruptions; the proper function of its business processes and information systems; fluctuations in operating results; increased scrutiny from shareholders and regulators regarding its environmental, social and governance responsibilities could result in increased operating expenses or adversely impact its reputation or ability to attract customers or suppliers; issues related to the responsible use of artificial intelligence (AI); ability to protect its intellectual property; everchanging and increasingly stringent data privacy and security laws and regulations; as well as other regulatory, tax related and legal issues, including the changing regulations regarding AI.
PALANTIR TECHNOLOGIES INC. INVESTING RISKS (PLTI ETF). As of the date of the PLTI ETF’s prospectus, in addition to the risks associated with companies in the software & services industry, PLTR faces risks related to: PLTR’s revenue from government contracts, which are susceptible to termination, non-renewal, or funding reductions due to budgetary constraints or political decisions; shifts in government priorities or the loss of key contracts, which could negatively impact its business operations. The highly competitive and rapidly evolving industry in which PLTR operates, including competition from established technology firms and emerging startups offering innovative solutions; failure to maintain competitive advantage, which could lead to diminished market share and profitability; The company’s operations, especially its engagements with government and defense agencies, subject it to regulatory scrutiny and geopolitical risks; changes in data privacy laws, export controls, or international relations affecting its ability to conduct business effectively; delivery of secure, reliable, and advanced software solutions; cyber security vulnerabilities, system outages, or technological obsolescence resulting in damage to its reputation and client trust, resulting in financial losses; and the limited number of clients from which Palantir Technologies Inc. derives a substantial portion of its revenue, creating risk that makes the company vulnerable to shifts in spending patterns or contract renewals from a small group of customers.
TESLA, INC. INVESTING RISKS (TSLY ETF). As of the date of the TSII ETF’s prospectus, in addition to the risks associated with companies operating in the automotive industry and consumer discretionary sector, TSLA faces risks associated with: potential delays in launching and scaling production of products and features; suppliers may be unable to deliver components according to schedule or at acceptable prices or volumes; projected construction timelines may be hard to predict; growing global sales, delivery and installation capabilities as well as increasing the global vehicle charging network may be difficult; maintaining and growing access to battery cells may be difficult; the future demand for electric vehicles is unpredictable; competition is increasing from a growing list of established and new competitors;

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
issues with manufacturing lithium-ion cells or other components for its electric vehicles; the ability to maintain and expand international operations; products or features may contain defects or take longer than expect to be fully functional; product liability claims; maintaining public credibility and confidence for the long term, including the management of recalls and warranties; the potential for difficulties with growing or maintaining the various offered financing programs; managing ongoing obligations with the Research Foundation for the State University of New York relating to the Gigafactory New York; the ability to attract, hire and retain key employees or qualified personnel; being highly dependent on the services of Elon Musk, its Chief Executive Officer; system security and data protection breaches, including cyber-attacks; the potential for union activities to cause disruptions; as well as other operational, regulatory, tax related and legal issues. Additionally, communications by Mr. Musk to the public may significantly impact the trading price of TSLA’s common stock.
WALMART INC. INVESTING RISKS (WMTI ETF). As of the date of the WMTI ETF’s prospectus, WMT faces risks associated with companies in the distribution & retail industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the ability to effectively manage inventory and supply chain operations, which could impact financial performance; challenges in maintaining competitive pricing and customer loyalty amidst intense competition; the need to develop and sustain satisfactory relationships with suppliers and logistics partners to ensure product availability and cost efficiency; risks associated with maintaining store and online sales growth in a rapidly evolving retail environment; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from economic downturns and shifts in consumer spending patterns; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in labor and environmental standards; reliance on technological infrastructure to support e-commerce and data analytics, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of WMT relative to the market as a whole.
UNDERLYING SECURITY PERFORMANCE RISK (Except the DRNZ ETF & ULTI ETF). The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.
UNDERLYING SECURITY TRADING RISK (Except the DRNZ ETF & ULTI ETF). The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.
There can be no assurance that the Funds will meet their stated objectives. Before you invest, you should consider the following supplemental disclosures pertaining to the Principal Risks set forth above as well as additional risks set

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
forth in the Funds’ Prospectus. The significance of each risk factor may change over time and you should review each risk factor carefully. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Principal Risks.”
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser is the investment adviser for each Fund. Under the investment management agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes each Fund with office space and certain administrative services, and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board.
For its services, the Adviser is entitled to receive an annual management fee (“Investment Advisory Fee”), which is calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified in the table below:

Fund	Investment Advisory Fee
COII ETF	0.99%
CWII ETF	0.99%
DRNZ ETF	0.65%
HOII ETF	0.99%
ULTI ETF	1.25%
LLII ETF	0.99%
MSII ETF	0.99%
NVII ETF	0.99%
PLTI ETF	0.99%
TSII ETF	0.99%
WMTI ETF	0.99%

Under the Investment Management Agreement, the Adviser has agreed, at is own expense and without reimbursement from each Fund, to pay all expenses of each Fund, excluding the fee payment under this Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
The Adviser has retained Vident Asset Management (the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the COII ETF, DRNZ ETF, MSII ETF, NVII ETF, and TSII ETF. The Sub-Adviser was formed in 2016 and provides investment advisory services to the Funds. For its services, the Sub-Adviser is entitled to a fee. The Adviser pays these fees monthly.
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
Each Fund does not currently pay 12b-1 fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

60

REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), serves as the Funds’ transfer agent, administrator and fund accountant.
Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of each Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, options contracts, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
COII ETF	$—	$—
CWII ETF	—	—
DRNZ ETF	2,940,339	2,849,892
HOII ETF	—	—
ULTI ETF	105,205,200	89,249,602
LLII ETF	—	—
MSII ETF	—	—
NVII ETF	—	—
PLTI ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

For the period ended December 31, 2025, there were no purchases and sales of long-term U.S. government securities.
For the period ended December 31, 2025, the in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund:	Purchases	Sales
COII ETF	$—	$—
CWII ETF	—	—
DRNZ ETF	23,359,856	2,410,461
HOII ETF	—	—
ULTI ETF	—	—
LLII ETF	—	—
MSII ETF	—	—
NVII ETF	—	—
PLTI ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended December 31, 2025, were as follows:

Fund	Distributions paid from:	December 31, 2025
COII ETF	Ordinary Income	$120,767
	Return of Capital	1,764,032
CWII ETF	Ordinary Income	2,984
	Return of Capital	35,076
DRNZ ETF	Ordinary Income	—
HOII ETF	Ordinary Income	26,328
	Return of Capital	18,641
ULTI ETF	Ordinary Income	32,976
	Return of Capital	922,399
LLII ETF	Ordinary Income	53,945
	Return of Capital	50,564
MSII ETF	Ordinary Income	170,964
	Return of Capital	1,716,144
NVII ETF	Ordinary Income	8,373,982
	Return of Capital	2,180,178
PLTI ETF	Ordinary Income	41,517
TSII ETF	Ordinary Income	5,462,069
WMTI ETF	Ordinary Income	46,620

As of the period ended December 31, 2025, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	COII ETF	CWII ETF	DRNZ ETF	HOII ETF	ULTI ETF	LLII ETF
Investments at cost(a)	$5,352,677	$905,327	$21,530,839	$1,668,283	$9,215,379	$1,667,015
Gross tax unrealized appreciation	654	130	1,620,408	224	317,219	142,101
Gross tax unrealized depreciation	(344,834)	(153,237)	(845,359)	(263,889)	(915,169)	(9)
Net tax unrealized appreciation (depreciation)	(344,180)	(153,107)	775,049	(263,665)	(597,950)	142,092
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss)(b)	(3,361,414)	(124,167)	(301,146)	(16,146)	(2,939,427)	(141,844)
Total distributable earnings (accumulated losses)	$(3,705,594)	$(277,274)	$473,903	$(279,811)	$(3,537,377)	$248

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	MSII ETF	NVII ETF	PLTI ETF	TSII ETF	WMTI ETF
Investments at cost(a)	$4,557,056	$74,083,210	$1,591,538	$48,088,823	$1,946,964
Gross tax unrealized appreciation	41,977	5,964,685	27,943	5,773	2,795
Gross tax unrealized depreciation	(247,607)	(19,812)	(57,506)	(3,936,931)	(29,770)
Net tax unrealized appreciation (depreciation)	(205,630)	5,944,873	(29,563)	(3,931,158)	(26,975)
Undistributed ordinary income (loss)	—	—	17,570	2,749,188	104,275
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	17,570	2,749,188	104,275
Other accumulated gain (loss)(b)	(8,612,819)	(8,880,689)	(40,524)	—	(2,535)
Total distributable earnings (accumulated losses)	$(8,818,449)	$(2,935,816)	$(52,517)	$(1,181,970)	$74,765

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the tax treatment of wash sales.
(b)	Includes straddle loss deferrals.
Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year. As of the period ended December 31, 2025, the Funds have not elected to defer late-year losses. As of the period ended December 31, 2025, the NVII ETF deferred $2,936,196 in Post-October losses. As of the period ended December 31, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire.

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
COII ETF	$—	$3,361,414
CWII ETF	—	124,167
DRNZ ETF	—	301,146
HOII ETF	—	—
ULTI ETF	—	2,731,628
LLII ETF	—	—
MSII ETF	—	8,571,379
NVII ETF	—	—
PLTI ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and net operating losses. For the fiscal year ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
COII ETF	$—	$—
CWII ETF	—	—
DRNZ ETF	(743,050)	743,050

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REX ETF Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
HOII ETF	$—	$—
ULTI ETF	—	—
LLII ETF	—	—
MSII ETF	—	—
NVII ETF	—	—
PLTI ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

NOTE 7 – SHARES TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”) and the NASDAQ (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in cash except for the DRNZ ETF. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Through evaluation, management has found no implications of these changes on the financial statements.
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

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REX ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of REX ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, and schedules of written options, of the Funds listed below (the “Funds”), each a series of REX ETF Trust as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
REX NVDA Growth & Income ETF	For the period from May 27, 2025 (commencement of operations) through December 31, 2025.
REX COIN Growth & Income ETF, REX MSTR Growth & Income ETF, and REX TSLA Growth & Income ETF	For the period from June 3, 2025 (commencement of operations) through December 31, 2025.
REX Drone ETF	For the period from October 28, 2025 (commencement of operations) through December 31, 2025.
REX IncomeMax Option Strategy ETF	For the period from October 30, 2025 (commencement of operations) through December 31, 2025.
REX CRWV Growth & Income ETF, REX HOOD Growth & Income ETF, REX LLY Growth & Income ETF, REX PLTR Growth & Income ETF, and REX WMT Growth & Income ETF	For the period from November 3, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

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REX ETF Trust
Additional Information (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

COII ETF	0.00%
CWII ETF	0.00%
DRNZ ETF	0.00%
HOII ETF	0.00%
ULTI ETF	0.00%
LLII ETF	0.00%
MSII ETF	0.00%
NVII ETF	0.00%
PLTI ETF	0.00%
TSII ETF	0.00%
WMTI ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, were as follows:

COII ETF	0.00%
CWII ETF	0.00%
DRNZ ETF	0.00%
HOII ETF	0.00%
ULTI ETF	0.00%
LLII ETF	0.00%
MSII ETF	0.00%
NVII ETF	0.00%
PLTI ETF	0.00%
TSII ETF	0.00%
WMTI ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

COII ETF	0.00%
CWII ETF	0.00%
DRNZ ETF	0.00%
HOII ETF	84.54%
ULTI ETF	0.00%
LLII ETF	87.07%
MSII ETF	0.00%
NVII ETF	95.24%
PLTI ETF	61.43%
TSII ETF	97.24%
WMTI ETF	91.59%

66

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

REX ETF TRUST

Board Considerations for Approval of Advisory Agreement

REX SSK Growth & Income ETF	REX NOW Growth & Income ETF
REX AAPL Growth & Income ETF	REX O Growth & Income ETF
REX AMD Growth & Income ETF	REX PLTR Growth & Income ETF
REX AMZN Growth & Income ETF	REX RGTI Growth & Income ETF
REX ASML Growth & Income ETF	REX SMCI Growth & Income ETF
REX AVGO Growth & Income ETF	REX SMR Growth & Income ETF
REX BABA Growth & Income ETF	REX SNOW Growth & Income ETF
REX BKNG Growth & Income ETF	REX TEM Growth & Income ETF
REX BRK.B Growth & Income ETF	REX TLT Growth & Income ETF
REX CEPT Growth & Income ETF	REX TSM Growth & Income ETF
REX CRWD Growth & Income ETF	REX UNH Growth & Income ETF
REX CRWV Growth & Income ETF	REX WMT Growth & Income ETF
REX DKNG Growth & Income ETF	REX IncomeMax Option Strategy ETF
REX GME Growth & Income ETF	REX IncomeMax TSLA ETF
REX GOOGL Growth & Income ETF	REX IncomeMax NVDA ETF
REX HOOD Growth & Income ETF	REX IncomeMax MSTR ETF
REX IBIT Growth & Income ETF	REX IncomeMax HOOD ETF
REX IONQ Growth & Income ETF	REX IncomeMax COIN ETF
REX JPM Growth & Income ETF	REX IncomeMax PLTR ETF
REX LLY Growth & Income ETF	REX IncomeMax GOOG ETF
REX MARA Growth & Income ETF	REX IncomeMax AAPL ETF
REX META Growth & Income ETF	REX IncomeMax CRCL ETF
REX MSFT Growth & Income ETF	REX IncomeMax Bitcoin ETF
REX NFLX Growth & Income ETF	REX Drone ETF

(each, a “Fund”)

At a meeting held on September 22, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of REX ETF Trust (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the investment management agreement between the Trust and REX Advisers, LLC (the “Adviser”) with respect to each Fund listed above (the “Agreement”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved with respect to each Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Prior to the Meeting, the Independent Trustees received and considered materials from the Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Agreement was in the best interests of each Fund and its shareholders. Before voting to approve the Agreement, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreement. Representatives from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser, the rationale for launching each Fund, each Fund’s proposed fees, the operational aspects of each Fund and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes, and compliance program. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In determining whether to approve the Agreement, the Board considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent and quality of services to be provided by the Adviser with respect to each Fund; (2) comparative fee and expense data for each Fund and other peer investment companies; (3) the estimated costs of the services to be provided and profits to be realized by the Adviser from those services; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the fees charged reflects such economies of scale for each Fund’s benefit; (5) the terms of the Agreement; and (6) other benefits to the Adviser resulting from services rendered to each Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreement, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds. The Board based its decision on the totality of the circumstances and relevant factors.

Nature, Extent and Quality of Services Provided. With regard to the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the scope of services to be provided under the Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the Funds and related services, including portfolio management; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with investment guideline; and responsibility for monitoring of portfolio exposures and reporting to the Board. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the Adviser’s operational capabilities and resources and their experience in managing investment portfolios. The Board reviewed the biographies and tenure of the personnel involved in Fund management and the experience of the Adviser and its affiliates as investment adviser to other investment companies. The Board recognized the wide array of professionals employed by the Adviser, and their varying levels of experience and qualifications. Representatives of the Adviser discussed or otherwise presented their investment philosophies and strategies intended to provide investment performance consistent with each Fund’s investment objectives. The Board considered the information provided by the Adviser regarding investment oversight and risk management processes. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record established pursuant to Rule 38a-1 under the 1940 Act with respect to other investment companies advised by the Adviser.

Based on their review of the information provided, the Board determined with respect to each Fund that the nature, extent and quality of services to be provided by the Adviser were satisfactory.

Fund Performance. Because each Fund is a newly created series of the Trust, the Board did not review the performance of the Funds as no track records were available. The Board observed that the Adviser currently manages other series of the Trust with similar investment strategies as some of the Funds and reviewed the performance of such series since inception.

Comparative Fee and Expense Data. In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group, as compiled by an independent third-party. The Board received information comparing the Fund’s respective unitary management fee rate to the fees of funds in a corresponding peer group and Morningstar category. In this regard, the Board considered that the unitary management fee proposed to be charged to each Fund was within a reasonable range of the fees of its peers and its Morningstar category. The Board also considered that the fees for the Funds were in line with other series of the Trust with similar investment objectives/strategies as the Funds. The Board noted the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser. The Board recognized that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another.

The Board noted the relatively simple expense structure maintained by the Funds that consists of a unitary management fee, which is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. The Board considered that out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of sub-advisory (if any), transfer agency, custody, fund administration, legal, audit and other service fees. However, the Adviser is not responsible for, among others, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

On the basis of the information provided, the Board concluded that the Advisor’s unitary management fee with respect to each Fund is reasonable.

Cost of Advisory Services and Profitability. The Board considered the unitary management fee that each Fund pays to the Adviser under the Agreement, as well as information from the Adviser regarding the projected profitability analysis and the expected asset level that will be required for each Fund to become profitable for the Adviser. The Board also considered the unitary management fee structure of the Fund whereby the Adviser assumes a majority of the expenses of each Fund as well as that the Adviser compensates the Funds’ service providers from its unitary management fee. The Board took into account that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Following their review, the Trustees concluded that the costs for services provided by, and the level of profitability to, the Adviser were reasonable considering the services provided.

Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Funds as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board noted the Adviser’s representations that, given the Funds are newly launched, the Adviser did not believe that economies of scale currently existed in the Adviser’s management of the Funds.

Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Board considered the Adviser’s soft dollars policies. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from their relationship with the Funds are reasonable and appropriate.

Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that the Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of each Fund and its shareholders and they unanimously voted to approve the Agreement.

REX ETF TRUST

Board Considerations for Approval of Sub-Advisory Agreement

At a meeting held on October 20, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of REX ETF Trust (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the sub-advisory agreement (the “Agreement”) between REX Advisers, LLC (the “Adviser”) and Vident Advisory, LLC (dba Vident Asset Management) (the “Sub-Adviser”) with respect to REX Drone ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved with respect to each Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Sub-Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Prior to the Meeting, the Independent Trustees received and considered materials from the Adviser and the Sub-Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Agreement was in the best interests of the Fund and its shareholders. Before voting to approve the Agreement, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreement. Representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s strategy, the services proposed to be provided to the Fund by the Sub-Adviser, the sub-advisory fees, and additional information about the Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes, and compliance program. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser.

In determining whether to approve the Agreement, the Board considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent and quality of services to be provided by the Sub-Adviser with respect to the Fund; (2) comparative fee and expense data for the Fund and other peer investment companies, as previously provided; (3) the estimated costs of the services to be provided and profits to be realized by the Sub-Adviser from those services; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the fees charged reflects such economies of scale for the Fund’s benefit; (5) the terms of the Agreement; and (6) other benefits to the Sub-Adviser resulting from services rendered to the Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreement, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling. The Board based its decision on the totality of the circumstances and relevant factors.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided by the Sub-Adviser under the Agreement. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: portfolio management, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with investment guidelines; responsibility for monitoring of portfolio exposures and reporting to the Board. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board considered the qualifications, experience, and responsibilities of the portfolio managers to the Fund and the resources made available to such portfolio managers. The Board also considered the Sub-Adviser’s experience providing similar services to other investment companies. The Board reviewed information provided regarding the Sub-Adviser’s trading and brokerage practices, risk management and compliance and regulatory matters.

Based on their review of the information provided, the Board determined with respect to the Fund that the nature, extent and quality of services to be provided by the Sub-Adviser were satisfactory.

Fund Performance. Because the Fund is a newly created series of the Trust, the Board did not review the performance of the Fund as no track records were available.

Comparative Fee and Expense Data. In considering the Fund’s fees and expenses, the Board had previously reviewed the fee and expense ratios for a variety of other funds in the Fund’s peer group, as compiled by an independent third-party. The Board considered that the Fund pays a unitary management fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser out of its unitary management fee. The Board considered the sub-advisory fee schedule to be paid by the Adviser to the Sub-Adviser with respect to the Fund and the Sub-Adviser’s representation that it does not provide services to accounts comparable to the Fund. The Board considered that the sub-advisory fee schedule was negotiated between the Adviser and the Sub-Adviser, which is not affiliated with the Adviser. The Board took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.

On the basis of the information provided, the Board concluded that the Sub-Adviser’s fee with respect to the Fund is reasonable.

Cost of Advisory Services and Profitability. The Board considered the estimated profitability analysis provided by the Sub-Adviser, which included the cost of services to be provided and the profitability to the Sub-Adviser of its relationship with the Fund. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser from each Fund’s unitary management fee. As a result, the costs of the services to be provided and the profits to be realized by the Sub-Adviser from its relationship with the Trust were not a material factor in the Board’s consideration of the Sub-Advisory Agreement. The Board took into account that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Sub-Adviser’s future profitability were generally unpredictable.

Following their review, the Trustees concluded that the costs for services provided by, and the level of profitability to, the Sub-Adviser were reasonable considering the services provided.

Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Fund as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board observed that the Sub-Adviser’s fee schedule includes breakpoints that reduce the sub-advisory fees as Fund assets grow.

Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Fund. The Board considered the Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from their relationship with the Fund are reasonable and appropriate.

Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that the Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of the Fund and its shareholders and they unanimously voted to approve the Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	REX ETF Trust

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	3/9/2026

By (Signature and Title)*	/s/ Robert Rokose
Robert Rokose, Principal Financial Officer

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.